American Century Investments®
Quarterly Portfolio Holdings
Multi-Asset Income Fund
April 30, 2020

Multi-Asset Income - Schedule of Investments
APRIL 30, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
AFFILIATED FUNDS(1) — 61.1%
Emerging Markets Debt Fund R6 Class	750,513	7,137,374
Equity Income Fund R6 Class	773,689	6,057,984
International Value Fund R6 Class	524,728	3,248,066
NT High Income Fund G Class	1,459,300	12,360,267
Utilities Fund Investor Class	37	596
TOTAL AFFILIATED FUNDS (Cost $31,540,090)		28,804,287
COMMON STOCKS — 17.7%
Auto Components†
Hyundai Mobis Co. Ltd.	49	6,855
Automobiles†
SAIC Motor Corp. Ltd., A Shares	3,200	8,371
Banks — 1.1%
Absa Group Ltd.	655	3,231
Agricultural Bank of China Ltd., H Shares	45,000	18,674
AMMB Holdings Bhd	28,300	19,547
Bank Mandiri Persero Tbk PT	40,400	12,095
Bank Negara Indonesia Persero Tbk PT	36,400	10,015
Bank of China Ltd., H Shares	93,000	35,167
BDO Unibank, Inc.	4,330	8,600
China CITIC Bank Corp. Ltd., H Shares	4,000	1,949
China Construction Bank Corp., H Shares	118,000	95,138
China Minsheng Banking Corp. Ltd., H Shares	29,000	21,462
CIMB Group Holdings Bhd	3,100	2,473
Commercial Bank PSQC (The)	9,567	10,495
Dubai Islamic Bank PJSC	6,402	6,370
E.Sun Financial Holding Co. Ltd.	23,782	21,411
Grupo Financiero Banorte SAB de CV	8,700	23,818
Hana Financial Group, Inc.	1,249	28,445
Hong Leong Bank Bhd	1,700	5,240
Industrial & Commercial Bank of China Ltd., H Shares	92,000	61,758
KB Financial Group, Inc.	682	19,550
Postal Savings Bank of China Co. Ltd., H Shares	27,000	16,032
Qatar National Bank QPSC	6,140	28,982
RHB Bank Bhd	20,000	21,999
SinoPac Financial Holdings Co. Ltd.	40,000	16,149
Standard Bank Group Ltd.	4,538	25,032
Woori Financial Group, Inc.	2,871	19,977
		533,609
Chemicals — 0.1%
Jiangsu Yangnong Chemical Co. Ltd., A Shares	1,700	17,783
Shandong Hualu Hengsheng Chemical Co. Ltd., A Shares	4,400	10,136
		27,919

Communications Equipment†
Accton Technology Corp.	1,000	7,168
Construction and Engineering — 0.1%
China National Chemical Engineering Co. Ltd., A Shares	25,200	21,895
Daelim Industrial Co. Ltd.	310	22,201
GS Engineering & Construction Corp.	206	4,300
Samsung Engineering Co. Ltd.(2)	1,521	14,444
		62,840
Construction Materials — 0.2%
Anhui Conch Cement Co. Ltd., H Shares	4,000	30,970
Asia Cement Corp.	12,000	17,470
China National Building Material Co. Ltd., H Shares	18,000	22,480
China Resources Cement Holdings Ltd.	18,000	24,019
		94,939
Diversified Financial Services — 0.1%
FirstRand Ltd.	3,132	6,847
Yuanta Financial Holding Co. Ltd.	26,000	14,656
		21,503
Diversified Telecommunication Services — 0.1%
China Unicom Hong Kong Ltd.	36,000	23,128

Electric Utilities — 1.2%
Edison International	2,303	135,024
Enel Americas SA ADR	1,400	11,326
Eversource Energy	1,607	129,685
Pinnacle West Capital Corp.	1,798	138,428
Xcel Energy, Inc.	2,156	137,036
		551,499
Electronic Equipment, Instruments and Components — 0.2%
Hon Hai Precision Industry Co. Ltd.	22,400	57,037
Synnex Technology International Corp.	17,000	22,608
		79,645
Energy Equipment and Services†
China Oilfield Services Ltd., H Shares	16,000	12,331
Entertainment†
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., A Shares	800	4,072
Equity Real Estate Investment Trusts (REITs) — 8.6%
Agree Realty Corp.	6,582	428,554
Brixmor Property Group, Inc.	9,603	109,954
Community Healthcare Trust, Inc.	11,780	438,216
Equity Residential	5,498	357,700
Healthcare Trust of America, Inc., Class A	11,429	281,496
Healthpeak Properties, Inc.	16,736	437,479
Life Storage, Inc.	1,714	150,129
Mapletree Industrial Trust	245,400	440,685
MGM Growth Properties LLC, Class A	16,960	426,883
Mid-America Apartment Communities, Inc.	2,099	234,920
Omega Healthcare Investors, Inc.	9,110	265,557
Realty Income Corp.	7,356	403,992

VEREIT, Inc.	16,224	88,908
		4,064,473
Food Products — 0.1%
Fujian Sunner Development Co. Ltd., A Shares	2,000	6,042
Indofood Sukses Makmur Tbk PT	22,200	9,726
JBS SA	3,000	13,103
Standard Foods Corp.	11,000	24,695
		53,566
Gas Utilities — 0.7%
Atmos Energy Corp.	1,007	102,684
Kunlun Energy Co. Ltd.	36,000	23,509
ONE Gas, Inc.	1,072	85,449
Spire, Inc.	1,328	96,891
		308,533
Health Care Providers and Services†
Shanghai Pharmaceuticals Holding Co. Ltd., A Shares	3,000	7,848
Household Durables†
Gree Electric Appliances, Inc. of Zhuhai, A Shares	2,600	19,789
Household Products†
Kimberly-Clark de Mexico SAB de CV, A Shares	14,400	20,344
Independent Power and Renewable Electricity Producers†
Colbun SA	101,955	15,020
Insurance — 0.3%
China Pacific Insurance Group Co. Ltd., H Shares	9,000	29,224
Ping An Insurance Group Co. of China Ltd., H Shares	8,500	86,188
Powszechny Zaklad Ubezpieczen SA	3,184	23,266
		138,678
Interactive Media and Services — 0.1%
Baidu, Inc. ADR(2)	103	10,396
Tencent Holdings Ltd.	200	10,610
		21,006
Internet and Direct Marketing Retail†
Vipshop Holdings Ltd. ADR(2)	558	8,889
IT Services — 0.1%
Infosys Ltd. ADR	3,213	29,656
Machinery — 0.2%
Sany Heavy Industry Co. Ltd., A Shares	5,900	15,998
Sinotruk Hong Kong Ltd.	8,500	17,025
Weichai Power Co. Ltd., H Shares	10,000	17,147
Zhengzhou Yutong Bus Co. Ltd., A Shares	6,000	10,915
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	18,000	14,433
		75,518
Marine — 0.1%
MISC Bhd	12,900	23,633
Media†
Cheil Worldwide, Inc.	700	10,067
Chinese Universe Publishing and Media Group Co. Ltd., A Shares	5,100	8,566
		18,633

Metals and Mining — 0.2%
Grupo Mexico SAB de CV, Series B	7,604	16,170
Impala Platinum Holdings Ltd.	1,242	7,531
KGHM Polska Miedz SA(2)	935	17,383
Kumba Iron Ore Ltd.	860	16,367
POSCO	99	14,896
Vale SA ADR	2,300	18,975
		91,322
Mortgage Real Estate Investment Trusts (REITs) — 0.9%
AGNC Investment Corp.	23,050	286,281
Blackstone Mortgage Trust, Inc., Class A	6,108	143,721
		430,002
Multi-Utilities — 1.1%
Ameren Corp.	1,909	138,880
CMS Energy Corp.	2,202	125,712
NorthWestern Corp.	2,235	128,937
WEC Energy Group, Inc.	1,475	133,561
		527,090
Multiline Retail†
Shinsegae, Inc.	90	19,672
Oil, Gas and Consumable Fuels — 0.4%
China Shenhua Energy Co. Ltd., H Shares	15,000	26,502
CNOOC Ltd.	37,000	41,534
Gazprom PJSC ADR	6,533	33,218
GS Holdings Corp.	406	12,760
Petroleo Brasileiro SA ADR Preference Shares	3,052	20,357
Reliance Industries Ltd. GDR	949	36,347
Yanzhou Coal Mining Co. Ltd., H Shares	8,000	6,040
		176,758
Paper and Forest Products — 0.1%
Nine Dragons Paper Holdings Ltd.	24,000	23,167
Personal Products — 0.1%
LG Household & Health Care Ltd. Preference Shares	38	22,689
Pharmaceuticals†
Dr Reddy's Laboratories Ltd. ADR	369	18,889
Real Estate Management and Development — 0.9%
Agile Group Holdings Ltd.	8,000	8,852
BR Malls Participacoes SA	10,400	19,221
China Vanke Co. Ltd., H Shares	4,800	15,644
Corp. Inmobiliaria Vesta SAB de CV	235,344	322,437
Country Garden Holdings Co. Ltd.	20,000	25,224
Longfor Group Holdings Ltd.	3,500	17,346
Seazen Group Ltd.(2)	12,000	11,551
Sunac China Holdings Ltd.	3,000	12,981
		433,256
Semiconductors and Semiconductor Equipment — 0.1%
Powertech Technology, Inc.	7,000	23,364
United Microelectronics Corp.	51,000	26,453
		49,817

Specialty Retail†
Petrobras Distribuidora SA	2,500	9,071
Technology Hardware, Storage and Peripherals — 0.4%
Lenovo Group Ltd.	16,000	8,567
Lite-On Technology Corp.	15,000	23,268
Pegatron Corp.	4,000	8,730
Samsung Electronics Co. Ltd.	2,329	95,972
Samsung Electronics Co. Ltd. Preference Shares	845	29,429
Wistron Corp.	24,000	22,299
		188,265
Textiles, Apparel and Luxury Goods†
Pou Chen Corp.	9,000	8,388
Trading Companies and Distributors — 0.1%
Posco International Corp.	1,779	20,516
Water Utilities†
Cia de Saneamento Basico do Estado de Sao Paulo ADR	500	3,830
Wireless Telecommunication Services — 0.1%
Axiata Group Bhd	4,800	4,377
China Mobile Ltd.	4,500	35,992
Globe Telecom, Inc.	520	22,301
		62,670
TOTAL COMMON STOCKS (Cost $8,457,230)		8,324,867
U.S. TREASURY SECURITIES — 7.1%
U.S. Treasury Notes, 0.25%, 4/15/23	200,000	200,047
U.S. Treasury Notes, 2.375%, 2/29/24(3)	100,000	107,859
U.S. Treasury Notes, 0.50%, 3/31/25	400,000	402,781
U.S. Treasury Notes, 0.625%, 3/31/27	1,800,000	1,812,024
U.S. Treasury Notes, 1.50%, 2/15/30	760,000	821,869
TOTAL U.S. TREASURY SECURITIES (Cost $3,336,365)		3,344,580
CORPORATE BONDS — 4.5%
Automobiles — 0.2%
Ford Motor Co., 8.50%, 4/21/23	20,000	19,875
General Motors Financial Co., Inc., 3.70%, 5/9/23	50,000	48,018
		67,893
Banks — 0.4%
Bank of America Corp., MTN, 4.00%, 1/22/25	60,000	64,894
JPMorgan Chase & Co., VRN, 2.30%, 10/15/25	50,000	51,102
JPMorgan Chase & Co., VRN, 2.08%, 4/22/26	60,000	60,880
		176,876
Beverages — 0.1%
PepsiCo, Inc., 2.75%, 3/19/30	60,000	65,632
Biotechnology — 0.2%
AbbVie, Inc., 3.60%, 5/14/25	50,000	54,358
Amgen, Inc., 4.66%, 6/15/51	40,000	52,413
		106,771
Building Products†
Carrier Global Corp., 2.72%, 2/15/30(4)	15,000	14,102

Capital Markets — 0.1%
Goldman Sachs Group, Inc. (The), 3.625%, 2/20/24	60,000	63,624
Commercial Services and Supplies — 0.1%
Waste Connections, Inc., 2.60%, 2/1/30	40,000	40,834
Construction Materials — 0.1%
Martin Marietta Materials, Inc., 2.50%, 3/15/30	30,000	28,144
Consumer Finance — 0.1%
Synchrony Financial, 2.85%, 7/25/22	50,000	48,594
Containers and Packaging†
Berry Global, Inc., 5.125%, 7/15/23	20,000	20,250
Diversified Telecommunication Services — 0.1%
AT&T, Inc., 3.80%, 2/15/27	50,000	54,031
Electric Utilities — 0.1%
PacifiCorp, 3.30%, 3/15/51	20,000	22,515
Entertainment — 0.1%
Netflix, Inc., 4.875%, 4/15/28	20,000	21,395
Equity Real Estate Investment Trusts (REITs) — 0.1%
American Tower Corp., 3.50%, 1/31/23	60,000	63,464
Food and Staples Retailing — 0.2%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.875%, 2/15/30(4)	25,000	25,500
Costco Wholesale Corp., 1.60%, 4/20/30	50,000	49,517
		75,017
Food Products — 0.1%
Mondelez International, Inc., 4.00%, 2/1/24	60,000	64,300
Health Care Equipment and Supplies — 0.1%
Baxter International, Inc., 3.75%, 10/1/25(4)	60,000	66,874
Health Care Providers and Services — 0.4%
Acadia Healthcare Co., Inc., 5.125%, 7/1/22	25,000	24,176
Cigna Corp., 4.50%, 2/25/26(4)	50,000	56,742
CVS Health Corp., 4.30%, 3/25/28	40,000	45,145
HCA, Inc., 3.50%, 9/1/30	10,000	9,556
UnitedHealth Group, Inc., 2.95%, 10/15/27	60,000	65,128
		200,747
Household Durables — 0.1%
Lennar Corp., 4.75%, 5/30/25	35,000	36,143
MDC Holdings, Inc., 3.85%, 1/15/30	25,000	22,346
		58,489
Industrial Conglomerates — 0.1%
Carlisle Cos., Inc., 2.75%, 3/1/30	50,000	45,789
Media — 0.4%
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25	50,000	56,426
CSC Holdings LLC, 6.75%, 11/15/21	5,000	5,244
ViacomCBS, Inc., 4.25%, 9/1/23	60,000	63,374
ViacomCBS, Inc., 3.70%, 8/15/24	50,000	51,112
		176,156
Multi-Utilities — 0.2%
Dominion Energy, Inc., 4.90%, 8/1/41	25,000	29,812
Sempra Energy, 3.25%, 6/15/27	50,000	52,367
		82,179

Oil, Gas and Consumable Fuels — 0.4%
Diamondback Energy, Inc., 2.875%, 12/1/24	50,000	45,837
Energy Transfer Operating LP, 4.25%, 3/15/23	60,000	59,557
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	35,000	40,384
MPLX LP, 4.875%, 12/1/24	47,000	46,740
		192,518
Pharmaceuticals — 0.3%
Allergan Funding SCS, 4.55%, 3/15/35	40,000	46,220
Bausch Health Cos., Inc., 5.00%, 1/30/28(4)	20,000	19,246
Bristol-Myers Squibb Co., 2.90%, 7/26/24(4)	60,000	64,095
		129,561
Software — 0.1%
Oracle Corp., 2.80%, 4/1/27	60,000	64,483
Specialty Retail†
Home Depot, Inc. (The), 3.35%, 4/15/50	10,000	11,057
Technology Hardware, Storage and Peripherals — 0.2%
Dell International LLC / EMC Corp., 5.875%, 6/15/21(4)	13,000	13,041
Dell International LLC / EMC Corp., 5.45%, 6/15/23(4)	60,000	63,489
		76,530
Water Utilities — 0.1%
Essential Utilities, Inc., 2.70%, 4/15/30	20,000	20,535
Wireless Telecommunication Services — 0.1%
T-Mobile USA, Inc., 3.75%, 4/15/27(4)	60,000	64,622
TOTAL CORPORATE BONDS (Cost $2,109,912)		2,122,982
CONVERTIBLE PREFERRED STOCKS — 1.8%
Equity Real Estate Investment Trusts (REITs) — 1.8%
Crown Castle International Corp., 6.875%, 8/1/20	304	423,472
QTS Realty Trust, Inc., 6.50%	3,088	433,987
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $728,347)		857,459
ASSET-BACKED SECURITIES — 0.9%
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(4)	25,000	23,280
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class B, 3.24%, 5/25/29(4)	10,236	9,760
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(4)	13,014	12,884
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(4)	3,796	3,656
Hilton Grand Vacations Trust, Series 2017-AA, Class B, 2.96%, 12/26/28(4)	37,959	33,346
Invitation Homes Trust, Series 2017-SFR2, Class A, VRN, 1.60%, (1-month LIBOR plus 0.85%), 12/17/36(4)	68,759	66,959
Invitation Homes Trust, Series 2017-SFR2, Class B, VRN, 1.90%, (1-month LIBOR plus 1.15%), 12/17/36(4)	25,000	23,952
Invitation Homes Trust, Series 2018-SFR1, Class C, VRN, 2.00%, (1-month LIBOR plus 1.25%), 3/17/37(4)	50,000	47,405
MVW LLC, Series 2019-2A, Class B, 2.44%, 10/20/38(4)	44,183	39,254
MVW Owner Trust, Series 2013-1A, Class A SEQ, 2.15%, 4/22/30(4)	12,532	12,514
MVW Owner Trust, Series 2017-1A, Class B, 2.75%, 12/20/34(4)	19,470	18,435
Progress Residential Trust, Series 2017-SFR1, Class A SEQ, 2.77%, 8/17/34(4)	24,895	25,198
Progress Residential Trust, Series 2017-SFR2, Class A SEQ, 2.90%, 12/17/34(4)	24,954	25,353
Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(4)	1,995	1,940
Sierra Timeshare Receivables Funding LLC, Series 2015-3A, Class A SEQ, 2.58%, 9/20/32(4)	5,839	5,783
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(4)	1,420	1,388
Towd Point Mortgage Trust, Series 2017-6, Class A1, VRN, 2.75%, 10/25/57(4)	36,198	36,597

VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(4)	13,640	13,260
TOTAL ASSET-BACKED SECURITIES (Cost $414,514)		400,964
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.5%
Private Sponsor Collateralized Mortgage Obligations — 0.4%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 3.75%, 2/25/35	10,234	9,589
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 3.93%, 11/25/34	2,902	2,664
Citicorp Mortgage Securities Trust, Series 2007-8, Class 1A3, 6.00%, 9/25/37	3,440	3,650
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 3.77%, 8/25/34	10,920	10,136
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 4.62%, 8/25/35	3,376	3,221
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, VRN, 2.29%, (1-year H15T1Y plus 2.15%), 9/25/35	12,422	11,805
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates, Series 2005-3, Class 1A1, VRN, 5.49%, 7/25/35	6,081	6,230
Credit Suisse Mortgage Trust, Series 2017-HL1, Class A3 SEQ, VRN, 3.50%, 6/25/47(4)	53,091	53,966
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 4.09%, 9/25/35	12,603	12,177
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 4.51%, 9/25/35	7,678	7,387
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 4.06%, 7/25/35	4,005	3,931
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 4.04%, 7/25/35	3,529	3,318
JPMorgan Mortgage Trust, Series 2005-S2, Class 3A1, VRN, 7.16%, 2/25/32	220	223
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 4.68%, 11/21/34	12,281	11,939
Sequoia Mortgage Trust, Series 2017-CH2, Class A10 SEQ, VRN, 4.00%, 12/25/47(4)	25,453	25,835
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 3.62%, 3/25/35	5,887	5,524
WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A3, VRN, 4.25%, 8/25/35	2,675	2,447
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 4.37%, 5/25/35	2,279	2,276
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR12, Class 1A1, VRN, 4.70%, 9/25/36	46	41
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR16, Class A1, VRN, 4.49%, 10/25/36	354	312
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	143	130
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-7, Class A1, 6.00%, 6/25/37	180	166
		176,967
U.S. Government Agency Collateralized Mortgage Obligations — 0.1%
FHLMC, Series 2015-HQ2, Class M3, VRN, 4.20%, (1-month LIBOR plus 3.25%), 5/25/25	50,000	41,343
FHLMC, Series 2017-DNA2, Class M1, VRN, 1.69%, (1-month LIBOR plus 1.20%), 10/25/29	19,041	18,914
FHLMC, Series 2019-DNA1, Class M1, VRN, 1.39%, (1-month LIBOR plus 0.90%), 1/25/49(4)	4,894	4,890
FNMA, Series 2014-C02, Class 1M2, VRN, 3.09%, (1-month LIBOR plus 2.60%), 5/25/24	17,466	13,360
FNMA, Series 2016-C03, Class 2M2, VRN, 6.39%, (1-month LIBOR plus 5.90%), 10/25/28	3,401	3,526
		82,033
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $277,568)		259,000
EXCHANGE-TRADED FUNDS — 0.5%
iShares China Large-Cap ETF	476	18,369
iShares MSCI China A ETF	353	10,085
iShares MSCI India ETF	4,651	125,809
iShares MSCI Russia ETF	1,166	36,356
iShares MSCI Thailand ETF	583	37,808
TOTAL EXCHANGE-TRADED FUNDS (Cost $277,701)		228,427
PREFERRED STOCKS — 0.4%
Banks — 0.1%
Bank of America Corp., 5.20%	33,000	32,076
Equity Real Estate Investment Trusts (REITs)†
SITE Centers Corp., 6.25%	500	10,035

Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Chimera Investment Corp., 8.00%	7,612	148,130
TOTAL PREFERRED STOCKS (Cost $230,425)		190,241
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.4%
Commercial Mortgage Trust, Series 2015-CR22, Class B, VRN, 3.93%, 3/10/48	25,000	25,085
GS Mortgage Securities Trust, Series 2016-GS2, Class B, VRN, 3.76%, 5/10/49	25,000	24,132
Irvine Core Office Trust, Series 2013-IRV, Class A1 SEQ, 2.07%, 5/15/48(4)	67,559	67,509
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class B, 3.46%, 8/15/49	25,000	23,660
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class AS, 3.14%, 8/15/49	25,000	25,415
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $168,816)		165,801
COLLATERALIZED LOAN OBLIGATIONS — 0.3%
CBAM Ltd., Series 2018-5A, Class B1, VRN, 2.53%, (3-month LIBOR plus 1.40%), 4/17/31(4)	25,000	22,616
Dryden 64 CLO Ltd., Series 2018-64A, Class A, VRN, 2.11%, (3-month LIBOR plus 0.97%), 4/18/31(4)	25,000	23,245
Goldentree Loan Management US CLO 7 Ltd., Series 2020-7A, Class A, VRN, 2.31%, (3-month LIBOR plus 1.90%), 4/20/31(4)(5)	50,000	50,000
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class B, VRN, 2.89%, (3-month LIBOR plus 1.75%), 4/18/31(4)	35,000	31,951
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $134,670)		127,812
TOTAL INVESTMENT SECURITIES — 95.2% (Cost $47,675,638)		44,826,420
OTHER ASSETS AND LIABILITIES — 4.8%		2,283,411
TOTAL NET ASSETS — 100.0%		$47,109,831

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	120,615	USD	76,670	UBS AG	6/17/20	$1,939
AUD	120,219	USD	74,274	UBS AG	6/17/20	4,077
AUD	173,582	USD	105,701	UBS AG	6/17/20	7,429
USD	27,580	AUD	46,172	UBS AG	6/17/20	(2,512)
USD	117,597	AUD	194,662	UBS AG	6/17/20	(9,271)
USD	52,490	AUD	81,372	UBS AG	6/17/20	(543)
CAD	106,944	USD	77,367	Morgan Stanley	6/17/20	(530)
CAD	84,975	USD	58,648	Morgan Stanley	6/17/20	2,405
USD	76,738	CAD	106,944	Morgan Stanley	6/17/20	(99)
USD	60,089	CAD	84,975	Morgan Stanley	6/17/20	(964)
USD	104,266	CAD	147,170	Morgan Stanley	6/17/20	(1,473)
CLP	134,706,033	USD	158,478	Goldman Sachs & Co.	6/17/20	3,043
USD	118,657	CLP	101,902,757	Goldman Sachs & Co.	6/17/20	(3,530)
USD	38,794	CLP	32,803,276	Goldman Sachs & Co.	6/17/20	(539)
COP	417,273,948	USD	103,092	Goldman Sachs & Co.	6/17/20	1,896
COP	168,301,516	USD	41,271	Goldman Sachs & Co.	6/17/20	1,075
COP	311,691,751	USD	76,395	Goldman Sachs & Co.	6/17/20	2,028
COP	209,203,678	USD	51,649	Goldman Sachs & Co.	6/17/20	988
USD	134,573	COP	544,212,110	Goldman Sachs & Co.	6/17/20	(2,354)
USD	85,884	COP	357,278,927	Goldman Sachs & Co.	6/17/20	(4,009)
USD	51,271	COP	204,979,856	Goldman Sachs & Co.	6/17/20	(303)
USD	58,362	COP	237,094,535	Goldman Sachs & Co.	6/17/20	(1,292)
CZK	1,819,950	USD	77,847	UBS AG	6/17/20	(4,214)

CZK	3,603,458	USD	147,453	UBS AG	6/17/20	(1,662)
CZK	1,395,399	USD	54,073	UBS AG	6/17/20	2,383
CZK	1,435,064	USD	56,191	UBS AG	6/17/20	1,870
USD	27,987	CZK	690,128	Goldman Sachs & Co.	6/17/20	65
USD	78,268	CZK	1,819,950	UBS AG	6/17/20	4,636
USD	112,124	CZK	2,913,330	UBS AG	6/17/20	(5,745)
USD	112,785	CZK	2,830,463	UBS AG	6/17/20	(1,731)
EUR	84,200	USD	94,390	JPMorgan Chase Bank N.A.	6/17/20	(2,041)
USD	93,912	EUR	84,200	JPMorgan Chase Bank N.A.	6/17/20	1,562
USD	52,280	EUR	48,320	JPMorgan Chase Bank N.A.	6/17/20	(716)
HUF	11,368,776	USD	36,063	UBS AG	6/17/20	(742)
HUF	37,823,042	USD	113,253	UBS AG	6/17/20	4,259
HUF	17,120,840	USD	52,917	UBS AG	6/17/20	276
USD	160,740	HUF	48,257,222	UBS AG	6/17/20	10,810
USD	51,248	HUF	16,734,434	UBS AG	6/17/20	(744)
USD	56,467	HUF	18,509,873	UBS AG	6/17/20	(1,041)
USD	64,611	HUF	21,410,012	UBS AG	6/17/20	(1,908)
IDR	853,915,448	USD	55,038	Goldman Sachs & Co.	6/17/20	895
IDR	3,563,388,510	USD	217,280	Goldman Sachs & Co.	6/17/20	16,130
IDR	1,714,073,909	USD	102,028	Goldman Sachs & Co.	6/17/20	10,247
USD	297,061	IDR	4,417,303,958	Goldman Sachs & Co.	6/17/20	7,718
USD	107,837	IDR	1,714,073,909	Goldman Sachs & Co.	6/17/20	(4,438)
ILS	282,287	USD	77,673	UBS AG	6/17/20	3,407
USD	78,109	ILS	282,287	UBS AG	6/17/20	(2,971)
INR	10,193,447	USD	134,834	Goldman Sachs & Co.	6/17/20	(459)
INR	7,948,920	USD	102,580	Goldman Sachs & Co.	6/17/20	2,207
USD	29,273	INR	2,213,760	Goldman Sachs & Co.	6/17/20	90
USD	101,098	INR	7,979,687	Goldman Sachs & Co.	6/17/20	(4,094)
USD	101,844	INR	7,948,920	Goldman Sachs & Co.	6/17/20	(2,943)
JPY	12,659,564	USD	117,872	Bank of America N.A.	6/17/20	163
KZT	121,571,809	USD	293,227	Goldman Sachs & Co.	6/17/20	(11,411)
USD	20,166	KZT	9,981,969	Goldman Sachs & Co.	6/17/20	(2,974)
USD	120,385	KZT	59,590,634	Goldman Sachs & Co.	6/17/20	(17,752)
MXN	1,596,416	USD	64,900	JPMorgan Chase Bank N.A.	6/17/20	882
MXN	2,527,029	USD	109,258	JPMorgan Chase Bank N.A.	6/17/20	(5,129)
MXN	1,259,235	USD	55,678	Morgan Stanley	6/17/20	(3,790)
USD	77,004	MXN	1,877,055	JPMorgan Chase Bank N.A.	6/17/20	(342)
NOK	693,008	USD	66,589	Goldman Sachs & Co.	6/17/20	1,071
NOK	1,481,031	USD	146,431	Goldman Sachs & Co.	6/17/20	(1,836)
NOK	616,112	USD	54,791	Goldman Sachs & Co.	6/17/20	5,361
USD	24,379	NOK	254,282	Goldman Sachs & Co.	6/17/20	(447)
USD	23,196	NOK	238,359	Goldman Sachs & Co.	6/17/20	(75)
USD	48,855	NOK	515,803	Goldman Sachs & Co.	6/17/20	(1,504)
USD	50,084	NOK	538,807	Goldman Sachs & Co.	6/17/20	(2,521)
NZD	127,529	USD	79,031	UBS AG	6/17/20	(821)
NZD	88,913	USD	52,785	UBS AG	6/17/20	1,742
USD	17,758	NZD	29,951	UBS AG	6/17/20	(611)
USD	57,721	NZD	97,578	UBS AG	6/17/20	(2,121)
PEN	439,831	USD	123,288	Goldman Sachs & Co.	6/17/20	6,664

PEN	237,925	USD	70,361	Goldman Sachs & Co.	6/17/20	(63)
USD	514,686	PEN	1,839,745	Goldman Sachs & Co.	6/17/20	(28,885)
PHP	3,953,308	USD	76,615	Goldman Sachs & Co.	6/17/20	1,529
USD	76,789	PHP	3,953,308	Goldman Sachs & Co.	6/17/20	(1,355)
PLN	309,580	USD	80,076	UBS AG	6/17/20	(5,478)
USD	17,774	PLN	72,561	UBS AG	6/17/20	290
USD	57,578	PLN	237,019	UBS AG	6/17/20	465
RUB	4,020,964	USD	52,343	Goldman Sachs & Co.	6/17/20	1,313
SEK	435,860	USD	43,289	Goldman Sachs & Co.	6/17/20	1,407
SEK	2,395,672	USD	247,789	Goldman Sachs & Co.	6/17/20	(2,124)
USD	51,700	SEK	512,417	Goldman Sachs & Co.	6/17/20	(846)
USD	58,459	SEK	595,203	Goldman Sachs & Co.	6/17/20	(2,576)
USD	54,699	SEK	568,751	Goldman Sachs & Co.	6/17/20	(3,624)
SGD	11,902	USD	8,345	Bank of America N.A.	6/30/20	97
SGD	38,019	USD	26,263	Bank of America N.A.	6/30/20	705
SGD	32,455	USD	22,456	Bank of America N.A.	6/30/20	565
SGD	10,057	USD	7,029	Bank of America N.A.	6/30/20	104
SGD	77,243	USD	53,826	Bank of America N.A.	6/30/20	964
SGD	33,616	USD	23,444	Bank of America N.A.	6/30/20	401
USD	134,475	SGD	194,087	Bank of America N.A.	6/30/20	(3,194)
USD	125,221	SGD	182,150	Bank of America N.A.	6/30/20	(3,981)
USD	14,074	SGD	20,498	Bank of America N.A.	6/30/20	(465)
USD	27,202	SGD	39,288	Bank of America N.A.	6/30/20	(666)
USD	26,775	SGD	38,406	Bank of America N.A.	6/30/20	(467)
USD	94,811	SGD	134,908	Bank of America N.A.	6/30/20	(881)
USD	19,155	SGD	27,470	Bank of America N.A.	6/30/20	(330)
USD	14,776	SGD	21,010	Bank of America N.A.	6/30/20	(127)
USD	27,979	SGD	39,919	Bank of America N.A.	6/30/20	(336)
USD	47,363	SGD	67,326	Bank of America N.A.	6/30/20	(393)
USD	9,979	SGD	14,282	Bank of America N.A.	6/30/20	(152)
USD	18,517	SGD	26,184	Bank of America N.A.	6/30/20	(56)
						$(55,043)

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Notes	36	June 2020	$3,600,000	$5,006,250	$(231,269)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CLP	-	Chilean Peso
COP	-	Colombian Peso
CZK	-	Czech Koruna
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GDR	-	Global Depositary Receipt
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KZT	-	Kazakhstani Tenge
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
USD	-	United States Dollar
VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

(3)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts and/or futures contracts. At the period end, the aggregate value of securities pledged was $81,165.

(4)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $1,068,687, which represented 2.3% of total net assets.

(5)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Affiliated Funds	28,804,287	—	—
Common Stocks	5,528,395	2,796,472	—
U.S. Treasury Securities	—	3,344,580	—
Corporate Bonds	—	2,122,982	—
Convertible Preferred Stocks	857,459	—	—
Asset-Backed Securities	—	400,964	—
Collateralized Mortgage Obligations	—	259,000	—
Exchange-Traded Funds	228,427	—	—
Preferred Stocks	158,165	32,076	—
Commercial Mortgage-Backed Securities	—	165,801	—
Collateralized Loan Obligations	—	127,812	—
	35,576,733	9,249,687	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	115,158	—

Liabilities
Other Financial Instruments
Futures Contracts	231,269	—	—
Forward Foreign Currency Exchange Contracts	—	170,201	—
	231,269	170,201	—

3. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended April 30, 2020 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Emerging Markets Debt Fund R6 Class	$7,653	$2,885	$2,740	$(661)	$7,137	751	$(88)	$253
Equity Income Fund R6 Class	4,198	3,937	1,759	(318)	6,058	774	(224)	266
International Value Fund R6 Class	4,645	853	1,686	(564)	3,248	525	(142)	157
NT High Income Fund G Class	12,679	5,032	3,872	(1,479)	12,360	1,459	(274)	632
Utilities Fund Investor Class	588	7	582	(12)	1	—	40	5
	$29,763	$12,714	$10,639	$(3,034)	$28,804	3,509	$(688)	$1,313

(1)
Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.